Lease - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about arrangements involving legal form of lease [abstract]
Depreciation property plant and equipment	₩ 58,535	₩ 50,704
Operating lease expenses incurred	₩ 126,250	₩ 121,852	₩ 111,776